10-Q Commitment and Contingencies - Narrative (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Loss Contingencies [Line Items]
Purchase Obligations due in 2024	$ 500
Purchase Obligations due in 2025	1,800	$ 1,300
Purchase Obligations due in 2026	1,800
Purchase Obligations due in 2027	1,800
Purchase Obligations due in 2028	1,800
Employment taxes, penalties and interests related to the employment taxes accrued	$ 1,500	$ 1,500	$ 800
Reinsurance Recoverable Including Reinsurance Premium Paid | Reinsurer Concentration Risk
Loss Contingencies [Line Items]
Reinsurance recoverables (percent)	100.00%	100.00%	100.00%
Reinsurance Recoverable Including Reinsurance Premium Paid | Reinsurer Concentration Risk | Reinsurer One
Loss Contingencies [Line Items]
Reinsurance recoverables (percent)	29.70%	29.80%	30.00%
Reinsurance Recoverable Including Reinsurance Premium Paid | Reinsurer Concentration Risk | Reinsurer Two
Loss Contingencies [Line Items]
Reinsurance recoverables (percent)	24.00%	24.50%	28.00%
Reinsurance Recoverable Including Reinsurance Premium Paid | Reinsurer Concentration Risk | Reinsurer Three
Loss Contingencies [Line Items]
Reinsurance recoverables (percent)	22.70%	24.40%	25.00%
AM Best, A Rating | Reinsurance Recoverable Including Reinsurance Premium Paid | Reinsurer Concentration Risk
Loss Contingencies [Line Items]
Reinsurance recoverables (percent)	100.00%	100.00%	100.00%